EMPLOYEE BENEFIT PLANS (Details Textual)	12 Months Ended
	Dec. 31, 2012 Prc Government Managed Retirement Plan [Member] USD ($)	Dec. 31, 2012 Prc Government Managed Retirement Plan [Member] CNY	Dec. 31, 2011 Prc Government Managed Retirement Plan [Member] CNY	Dec. 31, 2010 Prc Government Managed Retirement Plan [Member] CNY	Dec. 31, 2012 Prc Government Managed Retirement Plan [Member] Maximum [Member]	Dec. 31, 2012 Prc Government Managed Retirement Plan [Member] Minimum [Member]	Dec. 31, 2012 Hong Kong Mandatory Provident Fund Schemes [Member] USD ($)	Dec. 31, 2012 Hong Kong Mandatory Provident Fund Schemes [Member] CNY	Dec. 31, 2012 Hong Kong Mandatory Provident Fund Schemes [Member] HKD	Dec. 31, 2011 Hong Kong Mandatory Provident Fund Schemes [Member] CNY	Dec. 31, 2010 Hong Kong Mandatory Provident Fund Schemes [Member] CNY
Defined Contribution Plan, Annual Contribution Per Employee, Percent					9.00%	6.50%
Defined Contribution Plan, Cost Recognized	$ 2,109,000	13,142,000	11,792,000	7,770,000			$ 69,000	430,000		340,000	321,000
Defined Contribution Plan, Maximum Annual Contribution Per Employee, Percent							5.00%	5.00%	5.00%
Defined Contribution Plan, Maximum Annual Contribution Per Employee, Amount									22,500